November 20, 2007

VIA EDGAR

Alison White, Esq.
Office of Insurance Products
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   Allstate Financial Advisors Separate Account I ("Registrant")
      Allstate Life Insurance Company ("Depositor")
      Post-Effective Amendment No. 2
      To Form N-4 Registration Statement ("Amendment")
      (File Nos. 333-141909 and 811-09327; CIK No.  0001085612)

Dear Ms. White:

On behalf of the above-named Registrant, filed herewith is one electronically formatted copy of the above-referenced Amendment pursuant to Rule 485(b) under the Securities Act of 1933 ("Securities Act").

Registrant is filing the Amendment for the purpose of (1) responding to comments of the Commission staff ("staff") on the Amendment, which comments the staff provided to the Registrant verbally on November 2, 2007; and (2) including or incorporating by reference all financial statements, exhibits, and required disclosure not included in Post-Effective Amendment No. 1 to the Registration Statement
that was filed with the Commission on September 28, 2007.

1.                                                       Response to Staff Comments

Comment 1. On page 2 of the  Supplement,  the third  sentence  of the fourth  paragraph  in the  section  entitled  "KEY  FEATURE--Total
Protected  Withdrawal  Value" states:  "If so, then on or after the Tenth  Anniversary up until the date of the first  withdrawal,  the
Enhanced Protected Withdrawal Value is equal to the sum of. . . ."  Please explain to what event the phrase "If so" relates.

         Response:  The disclosure has been clarified to indicate that the Enhanced Protected Withdrawal Value is only calculated if no withdrawals are taken prior to the Tenth Anniversary.

Comment 2.  On pages 4-5 of the Supplement, consider adding an example of the calculation of the Enhanced Protected Withdrawal Value.
         Response:  The Registrant has considered adding an example of the calculation of the Enhanced Protected Withdrawal Value.
         Registrant respectfully suggests that the Enhanced Protected Withdrawal Value is described with sufficient clarity in bullet format, and that the addition of another example would not serve to improve the disclosure.

Comment 3. On page 8 of the Supplement, the first sentence of the third paragraph states: "While you are not notified when your
Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your
Account Value either to or from the Benefit Fixed Rate Account."  Consider notifying Owners at the time or prior to the time their
Annuity reaches a reallocation trigger.

         Response:  The asset transfer component of TrueIncome - Highest Daily is calculated every Valuation Day and is based in part on Account Values that change every day. Therefore, an immediate confirmation statement after a reallocation trigger is the soonest an Owner could be notified.

Comment 4.  On page 9 of the Supplement, please put in bolded text the last sentence of the second paragraph in the section entitled
"Additional Tax Considerations."

         Response:  The disclosure referenced above has been put in bolded text.

Comment 5.  On page 10 of the Supplement, in the first sentence of the second paragraph of the section entitled "ACCESS TO ACCOUNT
VALUE" on page 29 of the prospectus, please explain why the phrase "When you purchase an annuity, or at a later date" was removed.

         Response:  The phrase "When you purchase an annuity, or at a later date" was removed to simplify the disclosure and provide flexibility for the method in which a contract owner may choose an Annuity Date.  For example, the Company may choose to provide the Owner with a default annuity date at the time of purchase, which can be changed by the Owner if desired.

Comment 6.  Please add the Tandy representation to your cover letter.

         Response:  A Tandy representation is included below.

2.                                                       Timetable for Effectiveness

Pursuant to Rule 485(b) under the Securities Act, it is proposed that this Post-Effective Amendment No. 2 become effective on
December 3, 2007.  We believe this Post-Effective Amendment No. 2 includes all information necessary to complete the Registration
Statement, including updated financial statements.  We believe that we have been fully responsive to the Staff's comments, and that our responses do not raise any additional issues for the Staff's consideration.  The undersigned certifies that this Post-Effective
Amendment No. 2 meets the requirements of Securities Rule 485(b) for effectiveness of the Registration Statement, and that, other than those changes requested by the Staff, we have not made any material changes in this Post-Effective Amendment.
Tandy Representation. Accordingly, the Registrant acknowledges that:

|X|   should the Commission or the staff, acting pursuant to delegated  authority,  declare the Registration  Statement  effective,  it does not foreclose the Commission from taking any action with respect to the Registration Statement;
|X|   the action of the Commission or the staff,  acting pursuant to delegation of authority,  in declaring the Registration  Statement effective,  does not relieve the Registrant  from its full  responsibility  for the adequacy and accuracy of the disclosure in the
     Registration Statement; and
|X|   the  Registrant  may not assert this action as defense in any  proceeding  initiated  by the  Commission  or any person under the federal securities laws of the United States.

                                                      ___________________________

If you have any questions, please do not hesitate to call me at 847/402-9237. Thank you.

Very truly yours,

/s/ Angela M. Bandi

Angela M. Bandi

cc:   Thomas S. Clark, Esq.
      Prudential Financial